COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND

                 Supplement to Prospectuses Dated March 1, 2005
                  Replacing Supplement Dated September 19, 2005


I.   Columbia Florida Intermediate Municipal Bond Fund

At a meeting held on September 16, 2005, shareholders of Columbia Florida Intermediate Municipal Bond Fund approved the reorganization of Columbia Florida Intermediate Municipal Bond Fund into Nations Florida Intermediate Municipal Bond Fund (the "Reorganization"). The Reorganization took place on September 16, 2005. Accordingly, effective September 19, 2005, all references to Columbia Florida Intermediate Municipal Bond Fund in the Prospectuses are removed.

II.  Columbia Pennsylvania Intermediate Municipal Bond Fund

At a meeting held on September 16, 2005, shareholders of Columbia Pennsylvania Intermediate Municipal Bond Fund approved the reorganization of Columbia
Pennsylvania Intermediate Municipal Bond Fund into Columbia Intermediate Tax-Exempt Bond Fund (the "Reorganization"). The Reorganization took place on September 23, 2005. Accordingly, effective September 26, 2005, all references to Columbia Pennsylvania Intermediate Municipal Bond Fund in the Prospectuses are removed.


SUP-47/90918-0905                                            September 26, 2005

             COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                   COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND

                Supplement to Statement of Additional Information
                  Dated March 1, 2005, as revised July 12, 2005
                  Replacing Supplement Dated September 20, 2005


I.   Columbia Florida Intermediate Municipal Bond Fund

At a meeting held on September 16, 2005, shareholders of Columbia Florida Intermediate Municipal Bond Fund approved the reorganization of Columbia Florida Intermediate Municipal Bond Fund into Nations Florida Intermediate Municipal Bond Fund (the "Reorganization"). The Reorganization took place on September 16, 2005. Accordingly, effective September 19, 2005, all references to Columbia Florida Intermediate Municipal Bond Fund in the Statement of Additional Information are removed.

II.  Columbia Pennsylvania Intermediate Municipal Bond Fund

At a meeting held on September 16, 2005, shareholders of Columbia Pennsylvania Intermediate Municipal Bond Fund approved the reorganization of Columbia
Pennsylvania Intermediate Municipal Bond Fund into Columbia Intermediate Tax-Exempt Bond Fund (the "Reorganization"). The Reorganization took place on September 23, 2005. Accordingly, effective September 26, 2005, all references to Columbia Pennsylvania Intermediate Municipal Bond Fund in the Statement of Additional Information are removed.

Effective September 26, 2005, Columbia Intermediate Tax-Exempt Bond Fund was reorganized as a series of Columbia Funds Series Trust I (formerly named Columbia Funds Trust IX). Accordingly, all references to Columbia Intermediate Tax-Exempt Bond Fund in the above-referenced Statement of Additional Information are removed. In addition, Columbia Intermediate Tax-Exempt Bond Fund has changed its name to Columbia Intermediate Municipal Bond Fund.



SUP-39/91011-0905                                            September 26, 2005